UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 		MOLLER FINANCIAL SERVICES
Address: 	ONE NORTHFIELD PLAZA
		Suite 200
		NORTHFIELD, IL 60093

13F File Number: 28-13687

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: 	JOHN NOWAK
Title: 	CHIEF COMPLIANCE OFFICER
Phone: 	847-234-7575
Signature, Place, and Date of Signing:
JOHN NOWAK	NORTHFIELD, ILLINOIS	January 24, 2011

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 37
Form 13F Information Table Value Total: $106,694

List of Other Included Managers:
NONE

FORM 13F INFORMATION TABLE
								VALUE 		SHARES/ SH/ 	PUT/	INVSTMT	OTHER 		VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP		(x$1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
------------------------------- --------------- ----------	---------	------- ----	----	-----------------	------- ------- ------
AMGEN INC 			COM		031162100	946		17242	SH		SOLE			8707	0	8535
AT&T INC 			COM		00206R102	631		21490	SH		SOLE			10976	0	10514
CME GROUP INC 			COM		12572Q105	729		2266	SH		SOLE			1831	0	435
CONOCOPHILLIPS 			COM		20825C104	562		8254	SH		SOLE			8254	0	0
DU PONT E I DE NEMOURS & CO 	COM		263534109	1005		20145	SH		SOLE			20145	0	0
EXXON MOBIL CORP 		COM		30231G102	624		8537	SH		SOLE			5724	0	2813
GENERAL ELECTRIC CO 		COM		369604103	729		39846	SH		SOLE			39396	0	450
HEINZ H J CO 			COM		423074103	544		11000	SH		SOLE			10000	0	1000
ILLINOIS TOOL WKS INC		COM		452308109	1735		32496	SH		SOLE			0	0	32496
ISHARES TR INDEX		BARCLYS TIPS BD	464287176	1207		11225	SH		SOLE			7886	0	3339
ISHARES TR INDEX		IBOXX INV CPBD	464287242	1013		9345	SH		SOLE			9345	0	0
ISHARES TR INDEX		MSCI EAFE IDX	464287465	2589		44464	SH		SOLE			29565	0	14899
ISHARES TR INDEX		RUSSELL 2000	464287655	11683		149317	SH		SOLE			129656	0	19661
ISHARES TR INDEX		S&P 500 INDEX	464287200	7118		56378	SH		SOLE			47173	0	9205
ISHARES TR INDEX		S&P MIDCAP 400	464287507	933		10289	SH		SOLE			10289	0	0
ISHARES TR INDEX		S&P NA NAT RES	464287374	11250		269859	SH		SOLE			227451	0	42408
ISHARES TR INDEX		S&P SMLCAP 600	464287804	581		8489	SH		SOLE			8489	0	0
JPMORGAN CHASE & CO 		COM		46625H100	1500		35356	SH		SOLE			20479	0	14877
JOHNSON & JOHNSON 		COM		478160104	722		11680	SH		SOLE			11080	0	600
KENNAMETAL INC 			COM		489170100	237		6000	SH		SOLE			6000	0	0
PRICE T ROWE GROUP INC 		COM		74144T108	516		8000	SH		SOLE			8000	0	0
PROCTER & GAMBLE CO 		COM		742718109	624		9706	SH		SOLE			9706	0	0
SARA LEE CORP 			COM		803111103	175		10000	SH		SOLE			10000	0	0
SPDR SERIES TRUST 		DJ REIT ETF	78464A607	2035		33351	SH		SOLE			24758	0	8593
VANGUARD BD INDEX FD INC 	TOTAL BND MRKT	921937835	2652		33034	SH		SOLE			23294	0	9740
VANGUARD INDEX FDS		LARGE CAP ETF	922908637	11637		201992	SH		SOLE			161078	0	40914
VANGUARD INDEX FDS		REIT ETF	922908553	10376		187389	SH		SOLE			160294	0	27095
VANGUARD INDEX FDS		SMALL CP ETF	922908751	7655		105402	SH		SOLE			93280	0	12122
VANGUARD INTL EQUITY INDEX F 	EMR MKT ETF	922042858	5988		124379	SH		SOLE			104350	0	20029
VANGUARD TAX-MANAGED FD 	EUROPE PAC ETF	921943858	5299		146590	SH		SOLE			134628	0	11962
WISDOMTREE TRUST		DEFA FD		97717W703	5829		123062	SH		SOLE			102783	0	20279
WISDOMTREE TRUST		EARNING 500 FD	97717W588	1318		30411	SH		SOLE			27986	0	2425
WISDOMTREE TRUST		EMERG MKTS ETF	97717W315	2336		39131	SH		SOLE			27716	0	11415
WISDOMTREE TRUST		INTL REAL EST	97717W331	207		7221	SH		SOLE			0	0	7221
WISDOMTREE TRUST		LARGECAP DIVID	97717W307	1094		23728	SH		SOLE			19174	0	4554
WISDOMTREE TRUST		SMALLCAP DIVID	97717W604	1275		26892	SH		SOLE			0	0	26892
WISDOMTREE TRUST		SMLCAP EARN FD	97717W562	1340		25795	SH		SOLE			24383	0	1412